Deferred Income Tax Assets and Liabilities - accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 35,359
Amount for which no deferred income tax asset is recognized	$ 14
Canada | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2035
Canada | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2039
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 41
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 93,203
Amount for which no deferred income tax asset is recognized	$ 66,129
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa
Deferred Income Tax Assets and Liabilities
Gross amount	$ 28,880
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite